                                                                                                                            ASAFSUP0503
                                                 American Skandia Advisor Funds, Inc.
                                  Supplement dated May 16, 2003 to the Prospectus dated March 1, 2003

                                                  ASAF DeAM International Equity Fund
                                                    ASAF DeAM Small-Cap Growth Fund
                                                    ASAF DeAM Large-Cap Growth Fund
                                                    ASAF DeAM Large-Cap Value Fund

Effective May 16, 2003,  Janet Campagna and Robert Wang replaced David Koziol and Michael Patchen as the  co-portfolio  managers of the
ASAF DeAM  International  Equity Fund,  the ASAF DeAM  Small-Cap  Growth Fund,  the ASAF DeAM  Large-Cap  Growth Fund and the ASAF DeAM
Large-Cap Value Fund.

Accordingly,  the section of the Prospectus entitled  "Management of the Company -- Sub-advisors - Deutsche Asset Management,  Inc." on pages 128-129 is revised by deleting the second paragraph and replacing it with the following:

         Janet  Campagna and Robert Wang are the  co-portfolio  managers  for the ASAF DeAM  International  Equity Fund,  the ASAF DeAM
         Small-Cap  Growth Fund,  the ASAF DeAM Large-Cap  Growth Fund and the ASAF DeAM  Large-Cap  Value Fund. The have been managing the Funds since May 2003.  Ms.  Campagna,  a Managing  Director,  joined DAMI in 1999 and is head of global and tactical asset allocation.  Prior to joining DAMI, she served as investment  strategist and manager of the asset allocation  strategies group for Barclays  Global  Investors from 1994 to 1999.  Mr. Wang, a Managing  Director,  joined DAMI in 1995 as portfolio  manager for asset allocation and serves as senior portfolio manager for multi asset class quantitative strategies.

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                                             ASAF Sanford Bernstein Managed Index 500 Fund

Effective  May 16, 2003,  Drew Damakis will replace  Steven  Pisarkiewicz  as chairman of the  Investment  Policy Group for  Structured
Equities that manages the ASAF Sanford Bernstein Managed Index 500 Fund.

Accordingly,  the section of the Prospectus  entitled  "Management of the Company --  Sub-advisors - Sanford C. Bernstein & Co, LLC" on pages 131-132 is revised by deleting the third paragraph and replacing it with the following:

         Day-to-day  investment  management decisions for the ASAF Sanford Bernstein Managed Index 500 Fund will be made by Bernstein's
         Investment  Policy Group for  Structured  Equities,  which is chaired by Drew W.  Demakis.  Mr.  Demakis has been managing the
         Fund  since  May  2003.  He  joined  Bernstein  in 1998  as  Senior  Portfolio  Manager-  International  Global  Balanced  and
         International  Value Equity  Investment  Groups.  The  Investment  Policy Group for  Structured  Equities has managed the Fund since Bernstein became the Fund's Sub-advisor in May, 2000.

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